Morgan Creek - Exos Active SPAC Arbitrage ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 94.0%
Pre-Combination Special Purpose Acquisition Companies - 94.0% (a)
10X Capital Venture Acquisition Corp. II - Class A (b)	1,203	$11,838
ABG Acquisition Corp. I - Class A (b)	5,730	56,211
Acropolis Infrastructure Acquisition Corp. - Class A	5,786	56,182
Advanced Merger Partners, Inc. - Class A	2,273	22,219
Aequi Acquisition Corp. - Class A	2,075	20,408
Alpha Healthcare Acquisition Corp. III - Class A	5,756	56,063
Alpha Partners Technology Merger Corp. - Class A (b)	1,551	15,014
AltC Acquisition Corp. - Class A	5,750	56,120
Altimar Acquisition Corp. III - Class A (b)	3,772	36,928
Americas Technology Acquisition Corp. (b)	482	4,955
Ares Acquisition Corp. - Class A (b)	9,592	94,098
Ares Acquisition Corp. - Tracking Stock (b)	1	10
Astrea Acquisition Corp. - Class A	768	7,503
Atlas Crest Investment Corp. II - Class A	5,297	52,017
Aurora Acquisition Corp. - Class A (b)	4,422	43,601
Aurora Technology Acquisition Corp. - Tracking Stock (b)	235	2,366
Austerlitz Acquisition Corp. I - Class A (b)	10,712	105,192
Austerlitz Acquisition Corp. II - Class A (b)	16,076	157,223
Banyan Acquisition Corp. - Class A	5,036	50,007
BCLS Acquisition Corp. - Class A (b)	2,367	23,362
Big Sky Growth Partners, Inc. - Class A	1,203	11,705
Blue Whale Acquisition Corp. I - Class A (b)	5,061	49,092

Brookline Capital Acquisition Corp.	991	9,999
Bull Horn Holdings Corp. (b)	5,353	54,012
Carney Technology Acquisition Corp. II - Class A	6,878	67,542
Cartesian Growth Corp. - Class A (b)	16,948	167,277
Cascadia Acquisition Corp. - Class A	1,721	16,806
Catalyst Partners Acquisition Corp. - Class A (b)	1,828	17,786
CC Neuberger Principal Holdings II - Class A (b)	2,273	22,548
CC Neuberger Principal Holdings III - Class A (b)	2,196	21,653
Churchill Capital Corp. V - Class A	1,372	13,487
Churchill Capital Corp. VI - Class A	11,156	109,552
Churchill Capital Corp. VII - Class A	18,214	178,315
Coliseum Acquisition Corp. - Class A (b)	594	5,762
Colonnade Acquisition Corp. II - Class A (b)	1,606	15,691
Corner Growth Acquisition Corp. - Class A (b)	5,432	53,342
Corner Growth Acquisition Corp. 2 - Class A (b)	16,561	164,782
Crown PropTech Acquisitions - Class A (b)	5,016	49,558
Crucible Acquisition Corp. - Class A	4,221	41,408
DA32 Life Science Tech Acquisition Corp. - Class A	3,402	33,170
Decarbonization Plus Acquisition Corp. IV - Class A (b)	12,501	124,260
E.Merge Technology Acquisition Corp. - Class A	10,488	103,831
Elliott Opportunity II Corp. - Class A (b)	9,087	88,871
Endurance Acquisition Corp. - Class A (b)	1,334	13,127
ESM Acquisition Corp. - Class A (b)	1,754	17,137
European Biotech Acquisition Corp. - Class A (b)	1,562	15,253
ExcelFin Acquisition Corp. - Class A	4,628	46,141
Executive Network Partnering Corp. - Class A	4,268	42,040
FG Merger Corp. - Tracking Stock	2,634	26,472
FinTech Acquisition Corp. V - Class A	8,851	87,359
FinTech Acquisition Corp. VI - Class A	1,573	15,447
First Reserve Sustainable Growth Corp. - Class A	3,715	36,221
Forest Road Acquisition Corp. II - Class A	5,616	54,868
Forum Merger IV Corp. - Class A	9,250	90,372
Frazier Lifesciences Acquisition Corp. (b)	2,119	20,851
Frontier Investment Corp. - Class A (b)	1,378	13,394
FTAC Hera Acquisition Corp. - Class A (b)	12,996	127,231
FTAC Parnassus Acquisition Corp. - Class A	1,203	11,753
Fusion Acquisition Corp. II - Class A	1,894	18,542
G Squared Ascend II, Inc. - Class A (b)	2,059	20,219
Genesis Unicorn Capital Corp. - Tracking Stock	1,696	16,994
Glenfarne Merger Corp. - Class A	3,728	36,385
Global Partner Acquisition Corp. II - Class A (b)	2,273	22,275
Golden Arrow Merger Corp. - Class A	1,523	14,880
Gores Holdings VII, Inc. - Class A	15,802	154,702
Gores Holdings VIII, Inc. - Class A	3,370	33,531
Gores Holdings IX, Inc. - Class A	7,396	72,333
Gores Technology Partners, Inc. - Class A	14,340	140,532
Gores Technology Partners II, Inc. - Class A	18,757	183,443
Graf Acquisition Corp. IV	2,413	23,418
GX Acquisition Corp. II - Class A	2,350	22,889
Hamilton Lane Alliance Holdings I, Inc.	9,892	96,942
Haymaker Acquisition Corp. III - Class A	13,080	129,230
HCM Acquisition Corp. - Class A (b)	4,526	45,124
Hennessy Capital Investment Corp. VI - Class A	4,628	44,892
Highland Transcend Partners I Corp. - Class A (b)	284	2,792
Horizon Acquisition Corp. II - Class A (b)	4,336	42,970
Hunt Cos. Acquisition Corp. I - Class A (b)	4,628	46,373
IG Acquisition Corp. - Class A	5,275	52,011
Independence Holdings Corp. - Class A (b)	24,210	237,016
INSU Acquisition Corp. III - Class A	1,468	14,416
InterPrivate II Acquisition Corp.	1,515	14,802
InterPrivate II Acquisition Corp. - Tracking Stock	1	10
InterPrivate III Financial Partners, Inc. - Class A	9,052	89,434
InterPrivate IV InfraTech Partners, Inc. - Class A	1,886	18,388
ION Acquisition Corp. III, Ltd. - Class A (b)	1,210	11,804
Jack Creek Investment Corp. - Class A (b)	1,540	15,107
Jackson Acquisition Co. - Class A	2,081	20,560
Jaws Hurricane Acquisition Corp. - Class A	15,750	153,877
Jaws Juggernaut Acquisition Corp. - Class A (b)	3,471	33,877
Jaws Mustang Acquisition Corp. - Class A (b)	17,771	174,334
Juniper II Corp. - Class A	9,814	97,649
Kensington Capital Acquisition Corp. IV - Tracking Stock (b)	3,302	33,053
Kensington Capital Acquisition Corp. V - Class A (b)	4,628	45,956
Khosla Ventures Acquisition Co.	8,493	83,062
Khosla Ventures Acquisition Co. III - Class A	5,282	51,605
KINS Technology Group, Inc. - Class A	803	8,086
KKR Acquisition Holdings I Corp. - Class A	10,977	107,904
KL Acquisition Corp. - Class A	1,269	12,449
L Catterton Asia Acquisition Corp. - Class A (b)	3,289	32,101
Landcadia Holdings IV, Inc. - Class A	5,550	54,501
Lazard Growth Acquisition Corp. I (b)	3,698	36,240
Lead Edge Growth Opportunities, Ltd. - Class A (b)	9,945	97,163
Legato Merger Corp. II	10,639	105,539

Levere Holdings Corp. - Class A (b)	1,711	16,734
Live Oak Crestview Climate Acquisition Corp. - Class A	13,481	130,766
Live Oak Mobility Acquisition Corp. - Class A	7,741	75,939
Longview Acquisition Corp. II - Class A	11,107	108,404
M3-Brigade Acquisition III Corp. - Class A	3,471	34,571
Mercato Partners Acquisition Corp. - Class A	1,677	16,644
Monument Circle Acquisition Corp. - Class A	1,908	18,660
Motive Capital Corp. II - Class A (b)	4,627	45,900
Mudrick Capital Acquisition Corp. II - Class A	88	882
Oaktree Acquisition Corp. II - Class A (b)	214	2,129
Omega Alpha SPAC - Class A (b)	7,308	71,764
Omnichannel Acquisition Corp. - Class A	8,245	82,203
One Equity Partners Open Water I Corp. - Class A	1,628	15,922
Orion Biotech Opportunities Corp. - Class A (b)	1,760	17,178
Peridot Acquisition Corp. II - Class A (b)	9,799	95,834
Pine Technology Acquisition Corp. - Class A	3,471	34,016
Pivotal Investment Corp. III - Class A	2,070	20,245
Pontem Corp. - Class A (b)	8,225	80,687
Portage Fintech Acquisition Corp. - Class A (b)	14,472	141,970
Power & Digital Infrastructure Acquisition II Corp. - Tracking Stock	2,224	22,307
Prime Impact Acquisition I - Class A (b)	9,250	91,482
PROOF Acquisition Corp. I - Class A	10,180	100,782
Property Solutions Acquisition Corp. II - Class A	5,091	49,790
PWP Forward Acquisition Corp. I - Tracking Stock	1,721	16,814
RedBall Acquisition Corp. - Class A (b)	10,997	109,200
Ribbit LEAP, Ltd. - Class A (b)	446	4,402
Rice Acquisition Corp. II - Class A (b)	3,697	36,452
RMG Acquisition Corp. III - Class A (b)	6,479	63,494
Rosecliff Acquisition Corp. I - Class A	1,721	16,797
Ross Acquisition Corp. II - Class A (b)	3,387	33,260
RXR Acquisition Corp. - Class A	1,169	11,404
Science Strategic Acquisition Corp. Alpha - Class A	9,423	92,440
Science Strategic Acquisition Corp. Alpha - Tracking Stock	1	10
ScION Tech Growth I - Class A (b)	2,053	20,160
Screaming Eagle Acquisition Corp. - Tracking Stock (b)	4,628	46,280
SHUAA Partners Acquisition Corp. I - Tracking Stock (b)	8	80
Silver Spike Acquisition Corp. II - Class A (b)	5,349	52,367
Simon Property Group Acquisition Holdings, Inc. - Class A	6,796	66,465
Skydeck Acquisition Corp. - Class A (b)	2,103	20,462
Social Capital Suvretta Holdings Corp. I - Class A (b)	3,429	33,913
Social Capital Suvretta Holdings Corp. II - Class A (b)	9,426	91,903
Social Capital Suvretta Holdings Corp. IV - Class A (b)	6,224	60,622
Sports Ventures Acquisition Corp. - Class A (b)	942	9,316
Supernova Partners Acquisition Co. III, Ltd. - Class A (b)	3,241	31,697
Target Global Acquisition I Corp. - Tracking Stock (b)	3,471	34,606
Thunder Bridge Capital Partners IV, Inc. - Class A	23,336	230,560
Tio Tech A - Class A (b)	6,970	68,236
Tio Tech A - Tracking Stock (b)	1	10
Tishman Speyer Innovation Corp. II - Class A	3,506	34,359
Tishman Speyer Innovation Corp. II - Tracking Stock	6,004	59,319
TortoiseEcofin Acquisition Corp. III - Class A (b)	8,568	83,281
TPG Pace Beneficial II Corp. - Class A (b)	12,797	125,666
Twelve Seas Investment Co. II - Class A	3,617	35,338
Two - Class A (b)	5,005	48,949
Velocity Acquisition Corp. - Class A	1,269	12,373
Virgin Group Acquisition Corp. II - Class A (b)	11,273	111,152
VPC Impact Acquisition Holdings II - Class A (b)	1,203	11,789
Warburg Pincus Capital Corp. I - Class A (b)	9,250	90,927
Warburg Pincus Capital Corp. I - Class B (b)	9,235	90,688
Waverley Capital Acquisition Corp. 1 - Class A (b)	1,721	16,625
TOTAL COMMON STOCKS (Cost $8,802,001)		8,825,067

WARRANTS - 0.3% (a)
Ares Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50 (b)	4,314	1,777
Atlas Crest Investment Corp. II, Expiration: February 2026, Exercise Price: $11.50	6,778	2,237
Austerlitz Acquisition Corp. II, Expiration: December 2027, Exercise Price: $11.50 (b)	2,000	1,120
Banyan Acquisition Corp., Expiration: September 2028, Exercise Price: $11.50	1,077	205
Battery Future Acquisition Corp., Expiration: May 2023, Exercise Price: $11.50 (b)	1,702	459
Churchill Capital Corp. VI, Expiration: December 2027, Exercise Price: $11.50	2,435	1,339
Crucible Acquisition Corp., Expiration: December 2025, Exercise Price: $11.50	2,500	819
Decarbonization Plus Acquisition Corp. IV, Expiration: December 2028, Exercise Price: $11.50 (b)	2,500	1,450
Deep Lake Capital Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50 (b)	3,000	604
Frazier Lifesciences Acquisition Corp., Expiration: November 2025, Exercise Price: $11.50 (b)	3,554	703
Gores Holdings IX, Inc., Expiration: January 2024, Exercise Price: $11.50	1,832	1,350
Gores Technology Partners II, Inc., Expiration: December 2027, Exercise Price: $11.50	2,126	1,588
Hamilton Lane Alliance Holdings I, Inc., Expiration: January 2026, Exercise Price: $11.50	1,514	409
HCM Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50 (b)	1,724	329
Home Plate Acquisition Corp., Expiration: March 2023, Exercise Price: $11.50	300	97
Independence Holdings Corp., Expiration: March 2028, Exercise Price: $11.50 (b)	4,000	1,840
InterPrivate II Acquisition Corp., Expiration: December 2028, Exercise Price: $11.50	303	167
Jackson Acquisition Co., Expiration: December 2028, Exercise Price: $11.50	239	55
Juniper II Corp., Expiration: December 2028, Exercise Price: $11.50	4,933	2,008
Kensington Capital Acquisition Corp. V, Expiration: July 2023, Exercise Price: $11.50 (b)	2,000	1,200
KKR Acquisition Holdings I Corp., Expiration: December 2027, Exercise Price: $11.50	1,270	838
Lead Edge Growth Opportunities, Ltd., Expiration: December 2028, Exercise Price: $11.50 (b)	1,700	578
Legato Merger Corp. II, Expiration: February 2023, Exercise Price: $11.50	3,100	1,137
Motive Capital Corp. II, Expiration: May 2023, Exercise Price: $11.50 (b)	1,149	471
Peridot Acquisition Corp. II, Expiration: April 2028, Exercise Price: $11.50 (b)	1,500	570
PROOF Acquisition Corp. I, Expiration: December 2023, Exercise Price: $11.50	3,790	1,042
Ross Acquisition Corp. II, Expiration: February 2026, Exercise Price: $11.50 (b)	4,000	1,640
Science Strategic Acquisition Corp. Alpha, Expiration: December 2027, Exercise Price: $11.50	4,639	1,022
Talon 1 Acquisition Corp., Expiration: April 2023, Exercise Price: $11.50 (b)	929	220
Tishman Speyer Innovation Corp. II, Expiration: December 2027, Exercise Price: $11.50	635	241
Williams Rowland Acquisition Corp., Expiration: December 2022, Exercise Price: $11.50	4,000	1,040
TOTAL WARRANTS (Cost: $35,578)		28,555

SHORT-TERM INVESTMENTS - 0.2%	Principal Amount
U.S. Treasury Bills - 0.2%
United States Treasury Bill, 0.95%, 9/22/2022 (c)	23,000	22,895
TOTAL SHORT-TERM INVESTMENTS (Cost $22,899)		22,895

Total Investments (Cost $8,860,478) - 94.5%		8,876,517
Other assets and liabilities, net - 5.5%		517,454
TOTAL NET ASSETS - 100.00%		$9,393,971

(a) Non-income producing.
(b) Foreign issued security.
(c) The rate shown is the effective yield as of March 31, 2022.
Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	48.1%
Cayman Islands	45.9%	*
British Virgin Islands	0.5%
Total Country	94.5%
TOTAL INVESTMENTS	94.5%
Other assets and liabilities, net	5.5%
NET ASSETS	100.0%

* To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$8,553,178	$271,889	$-	$8,825,067
Warrants	22,930	5,625	–	28,555
U.S. Treasury Bills	–	22,895	–	22,895
Total Investments - Assets	$8,576,108	$300,409	$-	$8,876,517

* See the Schedule of Investments for industry classifications.